Share Capital (Tables)	3 Months Ended	12 Months Ended
	Dec. 31, 2021	Sep. 30, 2021
Share Capital [Abstract]
Schedule of common stock issuable upon exercise of options outstanding
Options Outstanding			Options Exercisable
Exercise Price	Number Outstanding at December 31, 2021	Remaining Contractual Life (Years)	Number Exercisable at December 31, 2021	Exercise Price
$2.50	1,000,000	4.72	1,000,000	$2.50

Options Outstanding			Options Exercisable
Exercise Price	Number Outstanding at September 30, 2021	Remaining Contractual Life (Years)	Number Exercisable at September 30, 2021	Exercise Price
$2.50	1,000,000	4.97	—	$—

Schedule of stock option
	Number of Options	Exercise Price
Outstanding at October 1, 2021	1,000,000	$2.50
Granted	—	—
Terminated / Exercised / Expired	—	—
Outstanding at December 31, 2021	1,000,000	$2.50

Options exercisable at December 31, 2021	1,000,000	$2.50

	Number of Options	Exercise Price
Outstanding at October 1, 2020	—	$—
Granted	1,000,000	2.50
Terminated/Exercised/Expired	—	—
Outstanding at September 30, 2021	1,000,000	$2.50
Options exercisable at September 30, 2021	—	$—
Options expected to vest	1,000,000	$2.50

Schedule of nonvested stock options granted
	Number of Options	Exercise Price
Nonvested at October 1, 2020	—	$—
Granted	1,000,000	2.50
Vested	—	—
Nonvested at September 30, 2021	1,000,000	$2.50

Schedule of nonvested stock options granted
	Number of Options	Exercise Price
Nonvested at October 1, 2021	1,000,000	$2.50
Granted	—	—
Vested	(1,000,000)	(2.50)
Nonvested at December 31, 2021	—	$—